CONDENSED CONSOLIDATING FINANCIAL STATEMENTS - Condensed Consolidating Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and due from banks	$ 20,900	$ 32,108	$ 29,885	$ 36,453
Cash and due from banks—intercompany	0	0
Federal funds sold and securities borrowed or purchased under agreements to resell, at fair value	219,675	242,570
Federal funds sold and resale agreements—intercompany	0	0
Trading account assets	249,956	296,786
Trading account assets—intercompany	0	0
Investments	342,955	333,443
Loans, net of unearned income	617,617	644,635
Loans, net of unearned income—intercompany	0	0
Allowance for loan losses	(12,626)	(15,994)	(19,648)	$ (25,455)
Total loans, net	604,991	628,641
Advances to subsidiaries	0	0
Investments in subsidiaries	0	0
Other assets	292,733	308,633
Other assets—intercompany	0	0
Total assets	1,731,210	1,842,181
Liabilities and equity
Deposits	907,887	899,332
Deposits—intercompany	0	0
Federal funds purchased and securities loaned or sold under agreements to repurchase	146,496	173,438
Federal funds purchased and securities loaned or sold—intercompany	0	0
Trading account liabilities	117,512	139,036
Trading account liabilities—intercompany	0	0
Short-term borrowings	21,079	58,335
Short-term borrowings—intercompany	0	0
Long-term debt	201,275	223,080
Long-term debt—intercompany	0	0
Advances from subsidiaries	0	0
Other liabilities	113,869	137,264
Other liabilities, intercompany	0	0
Stockholders' equity	223,092	211,696	$ 205,786
Total liabilities and equity	1,731,210	1,842,181
Other assets	125,002	122,122
Other Citigroup Inc. subsidiaries and eliminations
Assets
Cash and due from banks	20,308	31,869
Cash and due from banks—intercompany	(1,527)	(1,637)
Federal funds sold and securities borrowed or purchased under agreements to resell, at fair value	41,497	47,921
Federal funds sold and resale agreements—intercompany	(15,035)	(6,601)
Trading account assets	125,233	155,281
Trading account assets—intercompany	(2,797)	(5,663)
Investments	342,069	332,130
Loans, net of unearned income	616,549	643,140
Loans, net of unearned income—intercompany	0	0
Allowance for loan losses	(12,623)	(15,949)
Total loans, net	603,926	627,191
Advances to subsidiaries	(104,405)	(77,951)
Investments in subsidiaries	0	0
Other assets	230,054	243,245
Other assets—intercompany	(88,944)	(106,255)
Total assets	1,150,379	1,239,530
Liabilities and equity
Deposits	907,887	899,332
Deposits—intercompany	0	0
Federal funds purchased and securities loaned or sold under agreements to repurchase	24,037	23,665
Federal funds purchased and securities loaned or sold—intercompany	(22,227)	(22,355)
Trading account liabilities	55,126	62,068
Trading account liabilities—intercompany	(3,081)	(5,612)
Short-term borrowings	20,745	55,218
Short-term borrowings—intercompany	(34,916)	(30,862)
Long-term debt	56,831	70,506
Long-term debt—intercompany	(51,171)	(39,145)
Advances from subsidiaries	(36,453)	(27,430)
Other liabilities	54,827	82,240
Other liabilities, intercompany	(17,241)	(15,602)
Stockholders' equity	196,015	187,507
Total liabilities and equity	1,150,379	1,239,530
Consolidating adjustments
Assets
Cash and due from banks	0	0
Cash and due from banks—intercompany	0	0
Federal funds sold and securities borrowed or purchased under agreements to resell, at fair value	0	0
Federal funds sold and resale agreements—intercompany	0	0
Trading account assets	0	0
Trading account assets—intercompany	0	0
Investments	0	0
Loans, net of unearned income	0	0
Loans, net of unearned income—intercompany	0	0
Allowance for loan losses	0	0
Total loans, net	0	0
Advances to subsidiaries	0	0
Investments in subsidiaries	(221,362)	(211,004)
Other assets	0	0
Other assets—intercompany	0	0
Total assets	(221,362)	(211,004)
Liabilities and equity
Deposits	0	0
Deposits—intercompany	0	0
Federal funds purchased and securities loaned or sold under agreements to repurchase	0	0
Federal funds purchased and securities loaned or sold—intercompany	0	0
Trading account liabilities	0	0
Trading account liabilities—intercompany	0	0
Short-term borrowings	0	0
Short-term borrowings—intercompany	0	0
Long-term debt	0	0
Long-term debt—intercompany	0	0
Advances from subsidiaries	0	0
Other liabilities	0	0
Other liabilities, intercompany	0	0
Stockholders' equity	(221,362)	(211,004)
Total liabilities and equity	(221,362)	(211,004)
Citigroup Inc.
Liabilities and equity
Long-term debt	142,157
Citigroup Inc. | Reportable legal entities
Assets
Cash and due from banks	0	0
Cash and due from banks—intercompany	124	125
Federal funds sold and securities borrowed or purchased under agreements to resell, at fair value	0	0
Federal funds sold and resale agreements—intercompany	0	0
Trading account assets	(8)	(103)
Trading account assets—intercompany	1,032	707
Investments	484	830
Loans, net of unearned income	0	0
Loans, net of unearned income—intercompany	0	0
Allowance for loan losses	0	0
Total loans, net	0	0
Advances to subsidiaries	104,405	77,951
Investments in subsidiaries	221,362	211,004
Other assets	25,819	26,734
Other assets—intercompany	58,207	84,174
Total assets	411,425	401,422
Liabilities and equity
Deposits	0	0
Deposits—intercompany	0	0
Federal funds purchased and securities loaned or sold under agreements to repurchase	0	0
Federal funds purchased and securities loaned or sold—intercompany	185	185
Trading account liabilities	0	3
Trading account liabilities—intercompany	1,036	759
Short-term borrowings	146	1,075
Short-term borrowings—intercompany	0	0
Long-term debt	141,914	149,512
Long-term debt—intercompany	0	0
Advances from subsidiaries	36,453	27,430
Other liabilities	3,560	5,056
Other liabilities, intercompany	6,274	7,217
Stockholders' equity	221,857	210,185
Total liabilities and equity	411,425	401,422
CGMHI | Reportable legal entities
Assets
Cash and due from banks	592	239
Cash and due from banks—intercompany	1,403	1,512
Federal funds sold and securities borrowed or purchased under agreements to resell, at fair value	178,178	194,649
Federal funds sold and resale agreements—intercompany	15,035	6,601
Trading account assets	124,731	141,608
Trading account assets—intercompany	1,765	4,956
Investments	402	483
Loans, net of unearned income	1,068	1,495
Loans, net of unearned income—intercompany	0	0
Allowance for loan losses	(3)	(45)
Total loans, net	1,065	1,450
Advances to subsidiaries	0	0
Investments in subsidiaries	0	0
Other assets	36,860	38,654
Other assets—intercompany	30,737	22,081
Total assets	390,768	412,233
Liabilities and equity
Deposits	0	0
Deposits—intercompany	0	0
Federal funds purchased and securities loaned or sold under agreements to repurchase	122,459	149,773
Federal funds purchased and securities loaned or sold—intercompany	22,042	22,170
Trading account liabilities	62,386	76,965
Trading account liabilities—intercompany	2,045	4,853
Short-term borrowings	188	2,042
Short-term borrowings—intercompany	34,916	30,862
Long-term debt	2,530	3,062
Long-term debt—intercompany	51,171	39,145
Advances from subsidiaries	0	0
Other liabilities	55,482	49,968
Other liabilities, intercompany	10,967	8,385
Stockholders' equity	26,582	25,008
Total liabilities and equity	390,768	412,233
Citibank, N.A.
Liabilities and equity
Other assets	21,800	42,700
Placements with term of less than 30 days	$ 13,900	$ 33,900